Document and Entity Information	0 Months Ended
Apr. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 28, 2014
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	Apr. 28, 2014
Document Effective Date	Apr. 28, 2014
Prospectus Date	Oct. 31, 2013
Brown Advisory Flexible Equity Fund | Investor Shares
Risk/Return:
Trading Symbol	BIAFX
Brown Advisory Flexible Equity Fund | Institutional Shares
Risk/Return:
Trading Symbol	BAFFX
Brown Advisory Flexible Equity Fund | Advisor Shares
Risk/Return:
Trading Symbol	BAFAX